Financial Instruments - Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) index	Dec. 31, 2022 GBP (£) index
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 10,175	£ 8,560
Liabilities at fair value	(1,717)	(1,754)
Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 35	£ 30
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 4
Unfavourable changes	£ (2)	£ (4)
Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 4
Unfavourable changes	£ (4)	(4)
Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Liabilities at fair value		£ (8)
Assumption description		HPI Forward growth rate
Shift		1.00%
Favourable changes		£ 1
Unfavourable changes		£ (1)
Equity securities | Property Related Options And Forwards [member]
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift		10.00%
Favourable changes		£ 2
Unfavourable changes		£ (3)
Weighted average | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.20%)	0.53%
Weighted average | Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	513
Weighted average | Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		(0.92%)
Weighted average | Equity securities | Property Related Options And Forwards [member]
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index		491
Minimum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Minimum | Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		(5.00%)
Maximum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		5.00%
Other financial assets at FVTPL | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 24	£ 28
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 0	£ 1
Unfavourable changes	0	(1)
Other financial assets at FVTPL | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 22	£ 17
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Other financial assets at FVTPL | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 49	£ 70
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 0	£ 1
Unfavourable changes	£ 0	£ (1)
Other financial assets at FVTPL | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 3
Unfavourable changes	£ (2)	£ (3)
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	1.31%	1.39%
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.97%	0.98%
Other financial assets at FVTPL | Weighted average | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.20%)	0.53%
Other financial assets at FVTPL | Weighted average | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	513
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.13%	0.19%
Other financial assets at FVTPL | Minimum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.54%	2.04%
Other financial assets at FVTPL | Maximum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 8,481	£ 6,024